SCHEDULE OF COST OF REVENUES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total cost of revenues	$ 13,266,821	$ 15,273,181	$ 11,197,314
Electric Vehicle [Member]
Disaggregation of Revenue [Line Items]
Total cost of revenues	12,561,601	14,689,913	10,594,606
Software Development And Design Services [Member]
Disaggregation of Revenue [Line Items]
Total cost of revenues	$ 705,220	$ 583,268	$ 602,708